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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               ------------------

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Atticus Capital LP
Address:          767 Fifth Avenue
                  New York, New York  10153

Form 13F File Number:      028-11916
                           ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Timothy R. Barakett
Title:     as Managing Member of Atticus Management LLC, its general partner
Phone:     212-256-8000

Signature, Place, and Date of Signing:


/s/ Dennis Bertron*         New York, New York               November 14, 2007
-------------------      ------------------------         ----------------------
    [Signature]             [City, State]                        [Date]

*Pursuant to Power of Attorney attached hereto.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                           Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                             0
                                                              ------------------

Form 13F Information Table Entry Total:                                      108
                                                              ------------------

Form 13F Information Table Value Total:                              $17,660,488
                                                              ------------------
                                                                  (in thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         None.

                                                      Atticus Capital LP
                                                  Form 13F Information Table
                                               Quarter Ended September 30, 2007


                                                                                    Investment Discretion          Voting Authority
                                             Fair Market                            ---------------------          ----------------
                         Title                  Value        Shares or   SH/  Put/       Shared  Shared   Other
Issuer                   of Class   Cusip   (in thousands)   Principal   PRN  Call  Sole Defined Other   Managers  Sole  Shared None
------                   --------   -----   --------------   ---------   ---  ----  ---- ------- ------  --------  ----  ------ ----
------------------------------------------------------------------------------------------------------------------------------------

ACORDA THERAPEUTICS INC   COM      00484M106     $13,033        710,256   SH        SOLE                          710,256
------------------------------------------------------------------------------------------------------------------------------------
ALCOA INC                 COM      013817101     $19,560        500,000   SH  CALL  SOLE                          500,000
------------------------------------------------------------------------------------------------------------------------------------
AMERCO                    COM      023586100    $117,169      1,846,339   SH        SOLE                        1,846,339
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO       COM      025816109    $128,198      2,159,300   SH  CALL  SOLE                        2,159,300
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO       COM      025816109    $168,333      2,835,327   SH        SOLE                        2,835,327
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC   COM      026874107    $182,655      2,700,000   SH  CALL  SOLE                        2,700,000
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC   COM      026874107     $16,236        240,000   SH        SOLE                          240,000
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC                 COM      037833100    $153,470      1,000,000   SH  CALL  SOLE                        1,000,000
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC                 COM      037833100     $46,041        300,000   SH        SOLE                          300,000
------------------------------------------------------------------------------------------------------------------------------------
ATHEROGENICS INC          COM      047439104      $7,911      4,765,700   SH        SOLE                        4,765,700
------------------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH COS INC    COM      035229103    $150,870      3,018,000   SH  CALL  SOLE                        3,018,000
------------------------------------------------------------------------------------------------------------------------------------
BANCO BRADESCO SA         ADR      059460303     $40,145      1,366,857   SH        SOLE                        1,366,857
------------------------------------------------------------------------------------------------------------------------------------
BANCO ITAU HLDG
FINANCIERA                ADR      059602201     $22,903        452,456   SH        SOLE                          452,456
------------------------------------------------------------------------------------------------------------------------------------
BLACKROCK INC             COM      09247X101     $83,982        484,300   SH        SOLE                          484,300
------------------------------------------------------------------------------------------------------------------------------------
BROOKFIELD ASSET MGMT
INC                       CL A     112585104     $38,500      1,000,000   SH  CALL  SOLE                        1,000,000
------------------------------------------------------------------------------------------------------------------------------------
BROOKFIELD ASSET MGMT
INC                       CL A     112585104    $251,794      6,540,112   SH        SOLE                        6,540,112
------------------------------------------------------------------------------------------------------------------------------------
BURLINGTON NORTHN
SANTA FE                  COM      12189T104     $91,836      1,131,400   SH  CALL  SOLE                        1,131,400
------------------------------------------------------------------------------------------------------------------------------------
BURLINGTON NORTHN
SANTA FE                  COM      12189T104    $582,590      7,177,404   SH        SOLE                        7,177,404
------------------------------------------------------------------------------------------------------------------------------------
CANADIAN NAT RES LTD      COM      136385101    $459,869      6,070,874   SH        SOLE                        6,070,874
------------------------------------------------------------------------------------------------------------------------------------
CATERPILLAR INC DEL       COM      149123101     $70,587        900,000   SH        SOLE                          900,000
------------------------------------------------------------------------------------------------------------------------------------
CHAMPS ENTMT INC DEL      COM      158787101     $22,766      4,102,052   SH        SOLE                        4,102,052
------------------------------------------------------------------------------------------------------------------------------------
CHINA TELECOM CORP LTD    ADR      169426103     $29,866        390,450   SH        SOLE                          390,450
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC             COM      17275R102    $165,650      5,000,000   SH        SOLE                        5,000,000
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC             COM      172967101    $258,547      5,539,900   SH        SOLE                        5,539,900
------------------------------------------------------------------------------------------------------------------------------------
CLEAN ENERGY FUELS CORP   COM      184499101      $3,785        250,000   SH        SOLE                          250,000
------------------------------------------------------------------------------------------------------------------------------------
CME GROUP INC             COM      12572Q105    $293,675        500,000   SH  CALL  SOLE                          500,000
------------------------------------------------------------------------------------------------------------------------------------
CME GROUP INC             COM      12572Q105    $222,350        378,564   SH        SOLE                          378,564
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA DE SANEAMENTO
BASIC                     ADR      20441A102     $20,836        421,779   SH        SOLE                          421,779
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA VALE DO
RIO DOCE                  ADR      204412100    $242,733      7,153,926   SH        SOLE                        7,153,926
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA VALE DO
RIO DOCE                  ADR      204412100    $118,755      3,500,000   SH  CALL  SOLE                        3,500,000
------------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS            COM      20825C104    $612,924      6,983,300   SH  CALL  SOLE                        6,983,300
------------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS            COM      20825C104  $1,320,619     15,046,359   SH        SOLE                       15,046,359
------------------------------------------------------------------------------------------------------------------------------------
CONSECO INC               COM NEW  208464883     $49,005      3,062,800   SH        SOLE                        3,062,800
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    Investment Discretion          Voting Authority
                                             Fair Market                            ---------------------          ----------------
                         Title                  Value        Shares or   SH/  Put/       Shared  Shared   Other
Issuer                   of Class   Cusip   (in thousands)   Principal   PRN  Call  Sole Defined Other   Managers  Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL CORP    COM      228227104    $373,471      9,192,002   SH        SOLE                        9,192,002
------------------------------------------------------------------------------------------------------------------------------------
CSX CORP                  COM      126408103     $21,117        494,200   SH  CALL  SOLE                          494,200
------------------------------------------------------------------------------------------------------------------------------------
CSX CORP                  COM      126408103    $327,697      7,669,019   SH        SOLE                        7,669,019
------------------------------------------------------------------------------------------------------------------------------------
CVS CAREMARK CORPORATION  COM      126650100      $7,926        200,000   SH        SOLE                          200,000
------------------------------------------------------------------------------------------------------------------------------------
DEERE & CO                COM      244199105     $84,852        571,700   SH        SOLE                          571,700
------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE BANK AG NAMEN    ORD      D18190898     $10,168         79,200   SH        SOLE                           79,200
------------------------------------------------------------------------------------------------------------------------------------
DIAMOND OFFSHORE
DRILLING INC              COM      25271C102    $295,384      2,607,329   SH        SOLE                        2,607,329
------------------------------------------------------------------------------------------------------------------------------------
DIAMONDS TR               UNIT
                          SER 1    252787106     $87,736        631,600   SH        SOLE                          631,600
------------------------------------------------------------------------------------------------------------------------------------
DISCOVER FINL SVCS        COM      254709108     $10,400        500,000   SH        SOLE                          500,000
------------------------------------------------------------------------------------------------------------------------------------
EMISPHERE TECHNOLOGIES
INC                       COM      291345106     $11,081      2,303,800   SH        SOLE                        2,303,800
------------------------------------------------------------------------------------------------------------------------------------
ENTERGY CORP NEW          COM      29364G103    $205,997      1,902,274   SH        SOLE                        1,902,274
------------------------------------------------------------------------------------------------------------------------------------
EPICEPT CORP              COM      294264205        $121         65,514   SH        SOLE                           65,514
------------------------------------------------------------------------------------------------------------------------------------
FOREST LABS INC           COM      345838106      $5,963        159,900   SH   PUT  SOLE                          159,900
------------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN
COPPER & GOLD             COM      35671D857  $1,088,706     10,379,500   SH  CALL  SOLE                       10,379,500
------------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN
COPPER & GOLD             COM      35671D857  $1,713,082     16,332,173   SH        SOLE                       16,332,173
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO       COM      369604103     $14,076        340,000   SH  CALL  SOLE                          340,000
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP         COM      370442105     $15,965        435,000   SH        SOLE                          435,000
------------------------------------------------------------------------------------------------------------------------------------
GENOMIC HEALTH INC        COM      37244C101      $7,777        405,260   SH        SOLE                          405,260
------------------------------------------------------------------------------------------------------------------------------------
GLOBALSANTAFE CORP        SHS      G3930E101     $85,675      1,127,000   SH        SOLE                        1,127,000
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC   COM      38141G104     $72,803        335,900   SH        SOLE                          335,900
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC   COM      38141G104     $65,022        300,000   SH  CALL  SOLE                          300,000
------------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                CL A     38259P508    $182,945        322,500   SH        SOLE                          322,500
------------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                CL A     38259P508     $90,763        160,000   SH  CALL  SOLE                          160,000
------------------------------------------------------------------------------------------------------------------------------------
GRUPO AEROPORTUARIO
DEL SURE                  ADR      40051E202      $6,140        123,742   SH        SOLE                          123,742
------------------------------------------------------------------------------------------------------------------------------------
GRUPO AEROPORTUARIO
DEL PAC                   ADR      400506101    $256,256      4,693,337   SH        SOLE                        4,693,337
------------------------------------------------------------------------------------------------------------------------------------
INTERCONTINENT-
ALEXCHANGE INC            COM      45865V100     $16,458        108,348   SH        SOLE                          108,348
------------------------------------------------------------------------------------------------------------------------------------
INVERNESS MED
INNOVATIONS INC           COM      46126P106    $228,698      4,134,097   SH        SOLE                        4,134,097
------------------------------------------------------------------------------------------------------------------------------------
INVESCO PLC               ADR      46127U104      $2,026         74,200   SH        SOLE                           74,200
------------------------------------------------------------------------------------------------------------------------------------
ISTAR FINL INC            COM      45031U101      $2,237         65,800   SH        SOLE                           65,800
------------------------------------------------------------------------------------------------------------------------------------
KOOKMIN BK NEW            ADR      50049M109     $60,486        737,730   SH        SOLE                          737,730
------------------------------------------------------------------------------------------------------------------------------------
KOREA ELECTRIC PWR        ADR      500631106    $128,766      5,562,259   SH        SOLE                        5,562,259
------------------------------------------------------------------------------------------------------------------------------------
KT CORP                   ADR      48268K101     $12,182        486,315   SH        SOLE                          486,315
------------------------------------------------------------------------------------------------------------------------------------
MASTERCARD INC            CL A     57636Q104    $192,361      1,300,000   SH  CALL  SOLE                        1,300,000
------------------------------------------------------------------------------------------------------------------------------------
MASTERCARD INC            CL A     57636Q104    $580,373      3,922,236   SH        SOLE                        3,922,236
------------------------------------------------------------------------------------------------------------------------------------
MBIA INC                  COM      55262C100     $75,030      1,229,000   SH  CALL  SOLE                        1,229,000
------------------------------------------------------------------------------------------------------------------------------------
MCDONALDS CORP            COM      580135101     $27,235        500,000   SH        SOLE                          500,000
------------------------------------------------------------------------------------------------------------------------------------
MCGRAW HILL COS INC       COM      580645109     $50,432        990,616   SH        SOLE                          990,616
------------------------------------------------------------------------------------------------------------------------------------
MEDAREX INC               COM      583916101     $12,859        908,100   SH        SOLE                          908,100
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH & CO INC.   COM      590188108      $9,908        139,000   SH        SOLE                          139,000
------------------------------------------------------------------------------------------------------------------------------------
MONSANTO CO NEW           COM      61166W101     $25,722        300,000   SH        SOLE                          300,000
------------------------------------------------------------------------------------------------------------------------------------
MOODYS CORP               COM      615369105     $75,600      1,500,000   SH  CALL  SOLE                        1,500,000
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    Investment Discretion          Voting Authority
                                             Fair Market                            ---------------------          ----------------
                         Title                  Value        Shares or   SH/  Put/       Shared  Shared   Other
Issuer                   of Class   Cusip   (in thousands)   Principal   PRN  Call  Sole Defined Other   Managers  Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
MOODYS CORP               COM      615369105    $196,376      3,896,353   SH        SOLE                        3,896,353
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY            COM NEW  617446448     $70,477      1,118,687   SH        SOLE                        1,118,687
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL FINL
PARTNERS CORP             COM      63607P208     $66,018      1,246,100   SH        SOLE                        1,246,100
------------------------------------------------------------------------------------------------------------------------------------
NEXMED INC                COM      652903105        $104         63,200   SH        SOLE                           63,200
------------------------------------------------------------------------------------------------------------------------------------
NORFOLK SOUTHERN CORP     COM      655844108     $10,569        203,600   SH  CALL  SOLE                          203,600
------------------------------------------------------------------------------------------------------------------------------------
NORFOLK SOUTHERN CORP     COM      655844108    $285,660      5,502,980   SH        SOLE                        5,502,980
------------------------------------------------------------------------------------------------------------------------------------
NOVAGOLD RES INC          COM NEW  66987E206     $20,273      1,227,900   SH        SOLE                        1,227,900
------------------------------------------------------------------------------------------------------------------------------------
NYSE EURONEXT             COM      629491101  $1,191,497     15,049,852   SH        SOLE                       15,049,852
------------------------------------------------------------------------------------------------------------------------------------
NYSE EURONEXT             COM      629491101    $574,093      7,251,400   SH  CALL  SOLE                        7,251,400
------------------------------------------------------------------------------------------------------------------------------------
OCCIDENTAL PETE CORP DEL  COM      674599105    $167,890      2,620,000   SH        SOLE                        2,620,000
------------------------------------------------------------------------------------------------------------------------------------
OMNICARE INC              COM      681904108     $57,391      1,732,300   SH        SOLE                        1,732,300
------------------------------------------------------------------------------------------------------------------------------------
PEABODY ENERGY CORP       COM      704549104     $55,654      1,162,614   SH        SOLE                        1,162,614
------------------------------------------------------------------------------------------------------------------------------------
PETROCHINA CO LTD         ADR      71646E100     $13,496         72,910   SH        SOLE                           72,910
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX COS INC NEW       COM      71902E109     $24,097      1,707,784   SH        SOLE                        1,707,784
------------------------------------------------------------------------------------------------------------------------------------
POTASH CORP SASK INC      COM      73755L107     $31,710        300,000   SH        SOLE                          300,000
------------------------------------------------------------------------------------------------------------------------------------
PT TELEKOMUNIKASI
INDONESIA                 ADR      715684106     $32,532        666,370   SH        SOLE                          666,370
------------------------------------------------------------------------------------------------------------------------------------
PRAXAIR INC               COM      74005P104    $104,981      1,253,354   SH        SOLE                        1,253,354
------------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD          COM      806857108    $264,747      2,521,400   SH        SOLE                        2,521,400
------------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD          COM      806857108    $105,000      1,000,000   SH  CALL  SOLE                        1,000,000
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB CHARLES CORP NEW   COM      808513105      $1,223         56,600   SH        SOLE                           56,600
------------------------------------------------------------------------------------------------------------------------------------
SK TELECOM LTD            ADR      78440P108      $1,507         50,746   SH        SOLE                           50,746
------------------------------------------------------------------------------------------------------------------------------------
SOMAXON
PHARMACEUTICALS INC       COM      834453102      $3,174        312,096   SH        SOLE                          312,096
------------------------------------------------------------------------------------------------------------------------------------
SONY CORP                 ADR NEW  835699307      $2,634         54,800   SH        SOLE                           54,800
------------------------------------------------------------------------------------------------------------------------------------
SPDR TR                   UNIT
                          SER1     78462F103     $85,780        562,200   SH        SOLE                          562,200
------------------------------------------------------------------------------------------------------------------------------------
SUNCOR ENERGY INC         COM      867229106     $94,810      1,000,000   SH  CALL  SOLE                        1,000,000
------------------------------------------------------------------------------------------------------------------------------------
SYNVISTA THERAPEUTICS INC COM      87164M100      $5,054      1,600,000   SH        SOLE                        1,600,000
------------------------------------------------------------------------------------------------------------------------------------
TECK COMINCO LTD          CL B     878742204     $87,673      1,856,685   SH        SOLE                        1,856,685
------------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN INC            ORD      G90078109    $232,601      2,057,509   SH        SOLE                        2,057,509
------------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN INC            ORD      G90078109     $56,525        500,000   SH  CALL  SOLE                          500,000
------------------------------------------------------------------------------------------------------------------------------------
TXU CORP                  COM      873168108    $129,265      1,887,900   SH  CALL  SOLE                        1,887,900
------------------------------------------------------------------------------------------------------------------------------------
UNIBANCO-UNIAO DE
BANCOS BRA                GDR      90458E107     $58,688        446,124   SH        SOLE                          446,124
------------------------------------------------------------------------------------------------------------------------------------
UNION PAC CORP            COM      907818108    $839,872      7,428,548   SH        SOLE                        7,428,548
------------------------------------------------------------------------------------------------------------------------------------
UNION PAC CORP            COM      907818108    $226,651      2,004,700   SH  CALL  SOLE                        2,004,700
------------------------------------------------------------------------------------------------------------------------------------
WESTERN UN CO             COM      959802109     $13,777        657,000   SH        SOLE                          657,000
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value
(in thousands)                               $17,660,488



                                POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that I, TIMOTHY R. BARAKETT, hereby make, constitute and appoint each of SCOTT KISLIN, DENNIS BERTRON and CHARLES FORTIN, acting individually, as my agent and attorney-in-fact for the purpose of executing in my name, (a) in my personal capacity or (b) in my capacity as chief executive officer of, managing member of or in other capacities with Atticus Capital LP or its general partner, Atticus Management LLC (f/k/a Atticus Capital, L.L.C.) (collectively, "Atticus"), and each of their affiliates, including Atticus UK LLP and Atticus UK Services Ltd., and entities advised by me or Atticus, all documents, certificates, instruments, statements, filings and agreements ("documents") to be filed with or delivered to any foreign or domestic governmental or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory requirement relating to the acquisition, ownership, management or disposition of securities, futures contracts or other investments, and any other documents relating or ancillary thereto, including without limitation all documents relating to filings with the Commodities Futures Trading Commission and National Futures Association, the United States Securities and Exchange Commission (the "SEC") pursuant to the Securities Act of 1933 or the Securities Exchange Act of 1934 (the "Act") and the rules and regulations promulgated thereunder, including all documents relating to the beneficial ownership of securities required to be filed with the SEC pursuant to Section 13(d) or Section 16(a) of the Act and any information statements on Form 13F required to be filed with the SEC pursuant to Section 13(f) of the Act. All past acts of the attorneys-in-fact in furtherance of the foregoing are hereby ratified and confirmed.

     THIS POWER OF ATTORNEY shall remain in full force and effect until either revoked in writing by the undersigned or until such time as the person or persons to whom power of attorney has been hereby granted cease(s) to be an employee of, or otherwise associated with, Atticus or one of its affiliates. Execution of this power of attorney revokes that certain Power of Attorney dated as of January 18, 2007 with respect to substantially the same matters addressed above.

     IN WITNESS WHEREOF, the undersigned has duly subscribed these presents as of June 7, 2007.

                                              /s/ Timothy R. Barakett
                                              ---------------------------------
                                              Timothy R. Barakett